Debt and Warrants - Debt (Details)																	1 Months Ended								2 Months Ended	3 Months Ended			12 Months Ended
	Aug. 01, 2018 USD ($)	Jan. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 29, 2016 $ / shares	Nov. 08, 2016 USD ($) $ / shares shares	Apr. 21, 2016 USD ($)	Aug. 18, 2015 USD ($)	Aug. 15, 2015 USD ($)	Jun. 02, 2015 shares	Dec. 23, 2014 USD ($) item $ / shares shares	Dec. 03, 2014 USD ($) $ / shares	Oct. 30, 2014 USD ($) item shares	Jul. 16, 2014 USD ($) $ / shares shares	Jun. 26, 2014 USD ($) $ / shares shares	Jun. 26, 2014 USD ($) $ / shares shares	Jun. 02, 2014 USD ($) item $ / shares shares	Nov. 30, 2016 $ / shares	Aug. 31, 2015 USD ($)	May 31, 2015 USD ($) shares	Apr. 30, 2015 $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) item $ / shares shares	Aug. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) shares	Feb. 28, 2014 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) shares	Sep. 30, 2013 USD ($) item $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Nov. 22, 2016 $ / shares	Sep. 30, 2016 $ / shares	Jul. 31, 2016 USD ($)	Mar. 01, 2016	Jan. 31, 2016 $ / shares shares	Dec. 22, 2015 USD ($)	Jun. 30, 2015 USD ($) $ / shares
Debt and Warrants
Gross aggregate proceeds																														$ 1,250,000
Interest rate (as a percent)																																	12.00%
Number of shares issued for notes converted | shares																			178,571
Interest expense																										$ 180,072	$ 284,236		$ 985,549	3,317,287
Amortization of debt discount																														$ 521,291
Number of warrants issued to purchase shares of common stock (in shares) | shares			67,655																							69,869	26,785		67,655	26,785
Exercise price (in dollars per share) | $ / shares					$ 0.01																										$ 1.00
Loss on extinguishment of debt					$ 108,000																					$ 207,713			$ 108,000
Notes payable																$ 300,000																	$ 150,000
Interest payable on long-term debt			$ 33,929																							$ 38,367			$ 33,929	$ 15,880
Exercise price as a percentage of initial public offering price												80.00%
Term			5 years 4 months 28 days	5 years 6 months	5 years 8 months 19 days												5 years 6 months									5 years 1 month 28 days			5 years 4 months 28 days
Fair value of warrants																							$ 114,300
Strike price (in dollars per share) | $ / shares			$ 0.716	$ 0.69	$ 0.91												$ 0.69									$ 1.00			$ 0.716
Volatility (as a percent)			73.62%	71.92%	70.35%												71.92%									78.33%			73.62%
Dividend yield (as a percent)			0.00%	0.00%	0.00%												0.00%									0.00%			0.00%
Risk-free interest rate (as a percent)			2.00%	1.87%	1.45%												1.87%									1.95%			2.00%
Interest Paid																													$ 478,665	173,250
Stand-by line of credit							$ 8,000,000
Initial loan commitment							6,000,000
Proceeds required to be maintained in cash							$ 4,500,000																							3,000,000						$ 3,000,000
Repayment of loan from restricted cash						$ 1,500,000																				$ 2,978,808			2,500,000
Short-term debt
Notes payable																$ 300,000																	150,000
Net debt obligation			$ 150,000																							150,000			150,000	150,000
Nominal interest																														100,000
Amortization of debt discount																														521,291
Repayment premium																														201,600
Debt issuance costs																														86,667
Total																														909,558
Interest payable on convertible notes payable			123,982																							124,242			123,982	127,149
Future principal payments of debt
2018																										1,479,246
Total future principal payments																										3,021,192
2018 end-of-term-payment																										560,000
Total																										3,581,192
Less: unaccreted end-of-term payment at December 31, 2016																										(128,318)
Debt and unpaid accrued end-of-term payment																										3,452,874
Long-term debt
Debt and unpaid accrued end-of-term payment																																	$ 150,000
Current portion of long-term debt			1,919,675																							1,994,015			1,919,675	1,707,899
Long-term debt, net of discount			1,817,526																							1,332,703			1,817,526	4,095,028
Nominal interest																														100,000
Amortization of debt discount																														521,291
Debt Issuance Cost																														86,667
Total																														909,558
Investor [Member]
Debt and Warrants
Interest expense																													17,753	15,880
Interest payable on long-term debt			17,753																										17,753	17,753							$ 17,753
Transfer Agreement | Manufacturer
Debt and Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares														16,666	16,666
Exercise price (in dollars per share) | $ / shares																					$ 6.30
Exercise price as a percentage of initial public offering price														90.00%	90.00%
Warrants to purchase common stock | Transfer Agreement | Manufacturer
Debt and Warrants
Exercise price (in dollars per share) | $ / shares																					$ 6.30
Term														5 years	5 years
Warrants to purchase common stock | Common Stock | Transfer Agreement | Manufacturer
Debt and Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares														16,666	16,666
Exercise price (in dollars per share) | $ / shares														$ 4.35	$ 4.35
Exercise price as a percentage of initial public offering price														90.00%	90.00%
Term														5 years	5 years
Fair value of warrants														$ 37,840	$ 37,840
Strike price (in dollars per share) | $ / shares														$ 4.83	$ 4.83
Volatility (as a percent)															49.00%
Dividend yield (as a percent)															0.00%
Risk-free interest rate (as a percent)															1.64%
Standby bridge financing agreement
Debt and Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares												178,569									178,569
Exercise price (in dollars per share) | $ / shares											$ 5.23
Term											5 years
Fair value of warrants											$ 505,348
Strike price (in dollars per share) | $ / shares											$ 5.01
Volatility (as a percent)											63.00%
Dividend yield (as a percent)											0.00%
Risk-free interest rate (as a percent)											1.61%
Unamortized note discount												$ 605,348
Number of lenders | item												2
Aggregate principal amount of bridge financing											$ 1,000,000
Interest Paid																			$ 1,321,600
Value to be divided by IPO exercise price to determine number of warrants granted																					$ 1,000,000
Short-term debt
Unamortized note discount												$ (605,348)
Long-term debt
Unamortized note discount												$ (605,348)
Standby bridge financing agreement | IPO
Debt and Warrants
Exercise price (in dollars per share) | $ / shares																					$ 5.60
Exercise price as a percentage of initial public offering price												80.00%
Standby bridge financing agreement | Interest Expense.
Debt and Warrants
Amortization of debt discount																													521,291
Term												6 months
Unamortized note discount												$ 100,000
Additional financing costs			86,667									104,000																	86,667
Short-term debt
Unamortized note discount												(100,000)
Amortization of debt discount																													521,291
Debt issuance costs												104,000
Long-term debt
Unamortized note discount												(100,000)
Amortization of debt discount																													521,291
Debt Issuance Cost												$ 104,000
Convertible notes payable
Debt and Warrants
Interest expense																													18,049	15,880
Notes payable			18,049																										18,049	70,619
Unamortized note discount																														(1,925,326)
Short-term debt
Notes payable			18,049																										18,049	70,619
Unamortized note discount																														1,925,326
Net debt obligation			18,049																										18,049	1,995,945
Nominal interest																													94,048	75,999
Long-term debt
Debt and unpaid accrued end-of-term payment			150,000																										150,000	150,000
Unamortized note discount																														1,925,326
Nominal interest																													94,048	75,999
Convertible promissory notes
Debt and Warrants
Number of convertible promissory notes issued | item																						2						4
Gross aggregate proceeds																												$ 525,000
Interest rate (as a percent)																												8.00%
Number of business days after the date of consummation of the initial closing of a first equity round of financing, when the debt instrument is due																												10 days
Pre-money valuation threshold amount																												$ 3,000,000
Number of shares issued for notes converted | shares																			178,571					207,664
Interest expense																										4,438	$ 4,488
Amortization of debt discount																								$ 4,071	$ 1,443
Number of warrants issued to purchase shares of common stock (in shares) | shares																						22,320
Exercise price (in dollars per share) | $ / shares																						$ 5.60
Notes payable																						$ 250,000
Interest payable on long-term debt			94,048																							98,486			94,048
Principal and interest paid on debt																			$ 103,912
Retirement of convertible promissory notes																			$ 100,000
Short-term debt
Notes payable																						$ 250,000
Net debt obligation																										150,000	150,000
Nominal interest																										4,438	4,488
Amortization of debt discount																								4,071	1,443
Long-term debt
Nominal interest																										4,438	4,488
Amortization of debt discount																								$ 4,071	$ 1,443
Convertible promissory notes | Interest Expense.
Debt and Warrants
Interest expense																													0	250,000
Amortization of debt discount																													1,000,000
Short-term debt
Amortization of debt discount																													1,000,000
Long-term debt
Amortization of debt discount																													1,000,000
Convertible promissory notes | Investor [Member]
Debt and Warrants
Interest rate (as a percent)																				12.00%
Number of warrants issued to purchase shares of common stock (in shares) | shares																				89,285
Exercise price (in dollars per share) | $ / shares																				$ 5.60
Notes payable																					$ 1,000,000
Investment Warrants Expiration Date																				Dec. 31, 2017
Short-term debt
Notes payable																					$ 1,000,000
Convertible promissory notes | Warrants to purchase common stock | Common Stock
Debt and Warrants
Exercise price as a percentage of purchase price paid by equity investors when pre-money valuation threshold amount is achieved																												75.00%
Number of warrants issued to purchase shares of common stock (in shares) | shares																												207,664
Exercise price (in dollars per share) | $ / shares																												$ 2.53				$ 2.53
Warrant term																												5 years
Convertible promissory notes issued June 2, 2014
Debt and Warrants
Interest rate (as a percent)																3.00%
Number of shares issued for notes converted | shares									53,571							53,571
Interest expense																														3,237
Exercise price (in dollars per share) | $ / shares																$ 5.60
Notes payable																$ 300,000
Interest payable on long-term debt																										0	0			8,507
Number of accredited investors | item																2
Aggregate principal amount issued to board member to which Series A preferred stock was sold																$ 200,000
Beneficial conversion feature																75,000
Short-term debt
Notes payable																300,000
Convertible promissory note issued July 16, 2014
Debt and Warrants
Interest rate (as a percent)													3.00%
Number of shares issued for notes converted | shares													26,785
Interest expense																														1,627
Exercise price (in dollars per share) | $ / shares													$ 5.60
Notes payable													$ 150,000
Interest payable on long-term debt																										0	0			3,711
Beneficial conversion feature													37,500
Short-term debt
Notes payable													$ 150,000
Convertible promissory note issued July 16, 2014 | Interest Expense.
Debt and Warrants
Amortization of debt discount																														17,857
Short-term debt
Amortization of debt discount																														17,857
Long-term debt
Amortization of debt discount																														17,857
Convertible note purchase agreement
Debt and Warrants
Gross aggregate proceeds										$ 650,000
Interest rate (as a percent)										12.00%
Interest expense																														28,210
Amortization of debt discount																														141,890
Number of warrants issued to purchase shares of common stock (in shares) | shares										58,035
Exercise price (in dollars per share) | $ / shares										$ 4.15											$ 5.60																$ 5.60
Interest payable on long-term debt																										0	0			30,132
Number of accredited investors | item										3
Aggregate principal amount issued to board member to which Series A preferred stock was sold										$ 250,000						$ 200,000
Beneficial conversion feature										$ 502,057																				502,057
Term										3 years
Fair value of warrants										$ 147,943
Strike price (in dollars per share) | $ / shares										$ 4.59
Volatility (as a percent)										49.00%
Dividend yield (as a percent)										0.00%
Risk-free interest rate (as a percent)										1.10%
Short-term debt
Amortization of debt discount																														141,890
Long-term debt
Amortization of debt discount																														141,890
Convertible note purchase agreement | IPO
Debt and Warrants
Number of shares issued for notes converted | shares										116,070
Exercise price as a percentage of initial public offering price										80.00%			5.60%
Strike price (in dollars per share) | $ / shares																				$ 5.60
Convertible note purchase agreement | Interest Expense.
Debt and Warrants
Amortization of debt discount																														31,250
Beneficial conversion feature																														484,329
Short-term debt
Amortization of debt discount																														31,250
Long-term debt
Amortization of debt discount																														31,250
Line of credit and loan agreement
Debt and Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares																							33,333
Exercise price (in dollars per share) | $ / shares																					$ 5.60		$ 6.40
Exercise price as a percentage of initial public offering price																							80.00%
Term																							2 years
Fair value of warrants																							$ 114,300
Strike price (in dollars per share) | $ / shares																							$ 8.00
Volatility (as a percent)																							52.00%
Dividend yield (as a percent)																							0.00%
Risk-free interest rate (as a percent)																							0.52%
Drawdown amount																					$ 0
Line of credit and loan agreement | Maximum
Debt and Warrants
Stand-by line of credit																							$ 1,000,000
Loan and security agreement
Debt and Warrants
Interest rate (as a percent)																		9.90%																9.90%
Amortization of debt discount																													64,142	27,798
Unamortized note discount			42,493															$ 134,433								30,816			42,493	106,635
Stand-by line of credit																		8,000,000
Initial loan commitment																		6,000,000
Proceeds required to be maintained in cash																		4,500,000
Additional borrowing capacity contingent on achievement of milestones								$ 2,000,000										$ 2,000,000
Term of agreement																		3 years
Effective interest rate																		15.00%
Prior notification period required for pre-payment of principal and accrued interest (in days)																		5 days
Repayment of loan from restricted cash						$ 1,500,000
Short-term debt
Unamortized note discount			(42,493)															$ (134,433)								(30,816)			(42,493)	(106,635)
Nominal interest																										78,861	148,626		457,448	224,400
Amortization of debt discount																													64,142	27,798
Debt issuance costs																										36,439	36,016
Deferred financing costs																										11,678	18,411		178,713	43,789
Total																										175,633	279,749		967,533	411,784
Future principal payments of debt
2017			2,032,048																										2,032,048
2018			1,479,246																										1,479,246
Total future principal payments			3,511,294																										3,511,294
2018 end-of-term-payment			560,000																										560,000
Total			4,071,294																										4,071,294
Less: unaccreted end-of-term payment at December 31, 2016			(176,974)																										(176,974)
Debt and unpaid accrued end-of-term payment			3,894,320																										3,894,320
Long-term debt
Debt and unpaid accrued end-of-term payment			3,894,320																							3,452,874			3,894,320	6,115,797
Unamortized note discount			(42,493)															$ (134,433)								(30,816)			(42,493)	(106,635)
Unamortized debt issuance costs			(114,626)																							(95,340)			(114,626)	(206,235)
Total			3,737,201																							3,326,718			3,737,201	5,802,927
Current portion of long-term debt			1,919,675																							1,994,015			1,919,675	1,707,899
Long-term debt, net of discount			$ 1,817,526																							1,332,703			1,817,526	4,095,028
End-of-term payment																										560,000				560,000
Nominal interest																										78,861	148,626		457,448	224,400
Amortization of debt discount																													64,142	27,798
Accretion of end-of-term payment																										48,655	76,696		267,230	115,797
Debt Issuance Cost																										36,439	36,016
Total																										$ 175,633	$ 279,749		$ 967,533	$ 411,784
Loan and security agreement | Forecast
Debt and Warrants
Balloon amount payable on August 1, 2018	$ 560,000
Loan and security agreement | Prepayment during the first twelve months member
Debt and Warrants
Prepayment charge during first twelve months of loan when a minimum cash balance is required as a percent of minimum cash balance																		2.00%
Prepayment charge during first twelve months of loan when a minimum cash balance is required as a percent of difference between amount being prepaid and minimum cash balance																		3.00%
Prepayment charge during first twelve months of loan when no minimum cash balance is required as a percent of amount being prepaid																		3.00%
Loan and security agreement | Prepayment after the first twelve months member
Debt and Warrants
Prepayment charge as a percent of amount being prepaid																		1.00%
Convertible promissory note issued to Serious Change II LP
Debt and Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares		370,916			120,000																														370,916
Exercise price (in dollars per share) | $ / shares					$ 0.01
Loss on extinguishment of debt		$ 207,713
Strike price (in dollars per share) | $ / shares		$ 0.51																																	$ 0.51
Convertible promissory note issued to Serious Change II LP | Subsequent events
Debt and Warrants
Notes payable		$ 150,000
Short-term debt
Notes payable		$ 150,000